UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): 	[ ] is a restatement.
                             		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Provident Capital Corp.
Address:		4130 La Jolla Village Drive
			Suite 203
			La Jolla, CA  92037
13F File Number:	028-04927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Robbins Y. Tong
Title:	President
Phone:	858-623-8459

Signature, Place, and Date of Signing:



Robbins Y. Tong, La Jolla, California		Date

Report Type (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:       0
FORM 13F INFORMATION TABLE ENTRY TOTAL:  34
FORM 13F INFORMATION TABLE VALUE TOTAL:  $88,713,000

LIST OF OTHER INCLUDED MANAGERS:         NONE

FORM 13F INFORMATION TABLE
AS OF DATE:  03/31/05
                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT  VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN SOLE SHARED  NONE
          --------------            --------------   -----   -------- ------- --- ---- ------- ---- ------ ------
AGILENT TECHNOLOGIES INC COM             COM       00846U101   4249    191400 SH       SOLE     0     0    191400
AMGEN INC COM                            COM        31162100    392     6728  SH       SOLE     0     0    6728
APPLERA CORP COM APPLIED BIO             COM        38020103   4558    230900 SH       SOLE     0     0    230900
APPLIED MATLS INC COM                    COM        38222105   2720    167400 SH       SOLE     0     0    167400
ARCHER DANIELS MIDLAND                   COM        39483102   4274    173868 SH       SOLE     0     0    173868
ASM LITHOGRAPHY HLDGS N V ORD            COM       N07059111    478    28500  SH       SOLE     0     0    28500
BARRICK GOLD CORP COM                    COM        67901108   8484    354083 SH       SOLE     0     0    354083
CENTRAL VT PUB SVC CORP                  COM       155771108    431    19166  SH       SOLE     0     0    19166
CHINA MOBILE HONG KONG LTD ADR           COM       16941M109   3923    239050 SH       SOLE     0     0    239050
CHUBB CORP                               COM       171232101   2073    26150  SH       SOLE     0     0    26150
COHERENT INC                             COM       192479103   7106    210475 SH       SOLE     0     0    210475
COMPUWARE CORP COM                       COM       205638109   1082    150300 SH       SOLE     0     0    150300
CONOCOPHILLIPS COM                       COM       20825C104   8829    81875  SH       SOLE     0     0    81875
CONVERGYS CORP COM                       COM       212485106   4331    290100 SH       SOLE     0     0    290100
DISNEY WALT PRODTNS                      COM       254687106    735    25600  SH       SOLE     0     0    25600
EXXON MOBIL CORP COM                     COM       30231G102    303     5086  SH       SOLE     0     0    5086
GEMSTAR-TV GUIDE INTL INC COM            COM       36866W106   2970    682800 SH       SOLE     0     0    682800
GERON CORP COM                           COM       374163103   2807    459410 SH       SOLE     0     0    459410
INFINEON TECHNOLOGIES AG ADR S           COM       45662N103    205    21500  SH       SOLE     0     0    21500
INTERWOVEN INC COM NEW                   COM       46114T508    100    12900  SH       SOLE     0     0    12900
MCKESSON CORPORATION COM                 COM       58155Q103   2140    56700  SH       SOLE     0     0    56700
MILLEA HOLDINGS INC COM                  COM       60032R106   3256    44916  SH       SOLE     0     0    44916
MITSUBISHI TOKYO FINL GROUP SP           COM       606816106   2840    328366 SH       SOLE     0     0    328366
NEWPORT CORP COM                         COM       651824104    239    16500  SH       SOLE     0     0    16500
OLD NATL BANCORP IND COM                 COM       680033107    407    20042  SH       SOLE     0     0    20042
PNC BANK CORP COM                        COM       693475105    896    17400  SH       SOLE     0     0    17400
QIAGEN NV ORD                            COM       N72482107   1782    149288 SH       SOLE     0     0    149288
QUEST SOFTWARE INC COM                   COM       74834T103    559    40400  SH       SOLE     0     0    40400
SABRE HLDGS CORP CL A                    COM       785905100   4223    193000 SH       SOLE     0     0    193000
SCHWAB CHARLES CORP NEW COM              COM       808513105   1296    123300 SH       SOLE     0     0    123300
SEMICONDUCTOR MFG INTL CORP SP           COM       81663N206   1631    167300 SH       SOLE     0     0    167300
TIDEWATER INC COM                        COM       886423102    253     6500  SH       SOLE     0     0    6500
UNOCAL CORP COM                          COM       915289102   8674    140613 SH       SOLE     0     0    140613
WEBMD CORP COM                           COM       94769M105    467    54900  SH       SOLE     0     0    54900

LINE COUNT: 34